UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/06

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ----------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lewittes
Title:  Managing Member
Phone:  (212) 593-2392

Signature, Place, and Date of Signing:

Michael Lewittes                   New York, NY                   8/11/2006
[Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           48

Form 13F Information Table Value Total:   $1,939,676
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.               Form 13F File Number      Name

                       28-
        ----------     ----------------          ----------------------------

     [Repeat as necessary.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MAGNETICS INC         COM              00753P103     9083  300565 SH       SOLE              300565      0    0
ADVANCED MEDICAL OPTICS INC    COM              00763M108    29273  577374 SH       SOLE              577374      0    0
ALCAN INC                      COM              013716105    23509  500835 SH       SOLE              500835      0    0
ARBITRON INC                   COM              03875Q108     9583  250000 SH       SOLE              250000      0    0
ASHLAND INC NEW                COM              044209104    15428  231300 SH       SOLE              231300      0    0
ATLAS AIR WORLDWIDE HLDGS IN   COM NEW          049164205    19618  400044 SH       SOLE              400044      0    0
AUTOZONE INC                   COM              053332102    53564  607300 SH       SOLE              607300      0    0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108     3668  541044 SH       SOLE              541044      0    0
BARR PHARMACEUTICALS INC       COM              068306109    16285  341467 SH       SOLE              341467      0    0
BEARINGPOINT INC               COM              074002106    54019 6453918 SH       SOLE             6453918      0    0
BJS WHOLESALE CLUB INC         COM              05548J106    21327  752276 SH       SOLE              752276      0    0
BRISTOL MYERS SQUIBB CO        PUT              110122958     1300 2000000     PUT  SOLE             2000000      0    0
BRUNSWICK CORP                 COM              117043109    53905 1621206 SH       SOLE             1621206      0    0
BURGER KING HLDGS INC          COM              121208201    17827 1131900 SH       SOLE             1131900      0    0
CAREMARK RX INC                CALL             141705903    11350 1250000     CALL SOLE             1250000      0    0
CARMIKE CINEMAS INC            COM              143436400    10888  516500 SH       SOLE              516500      0    0
CEPHALON INC                   PUT              156708959       23  150000     PUT  SOLE              150000      0    0
CHRISTOPHER & BANKS CORP       COM              171046105    33857 1167492 SH       SOLE             1167492      0    0
CKE RESTAURANTS INC            COM              12561E105    41855 2519894 SH       SOLE             2519894      0    0
CKX INC                        COM              12562M106    21413 1577982 SH       SOLE             1577982      0    0
CVS CORP                       COM              126650100   129717 4225300 SH       SOLE             4225300      0    0
DENDREON CORP                  COM              24823Q107    10071 2080794 SH       SOLE             2080794      0    0
EL PASO CORP                   COM              28336L109    22500 1500000 SH       SOLE             1500000      0    0
ENDO PAHRMACEUTICALS HLDGS I   COM              29264F205    45780 1388105 SH       SOLE             1388105      0    0
FOREST LABS INC                COM              345838106    14509  375000 SH       SOLE              375000      0    0
FOREST LABS INC                PUT              345838956      450  375000     PUT  SOLE              375000      0    0
GAMESTOP CORP NEW              CL A             36467W109    12600  300000 SH       SOLE              300000      0    0
GAMESTOP CORP NEW              CL B             36467W208    23998  700664 SH       SOLE              700664      0    0
GRUPO TMM S A                  SP ADR A SHS     40051D105     9002 2211676 SH       SOLE             2211676      0    0
HERBALIFE LTD                  COM USD SHS      G4412G101    19950  500000 SH       SOLE              500000      0    0
HILTON HOTELS CORP             COM              432848109    96083 3397571 SH       SOLE             3397571      0    0
HOUSTON EXPL CO                COM              442120101    87206 1425170 SH       SOLE             1425170      0    0
KOHLS CORP                     COM              500255104   201905 3415174 SH       SOLE             3415174      0    0
LIMITED BRANDS INC             COM              532716107   128355 5015826 SH       SOLE             5015826      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    80600 1778862 SH       SOLE             1778862      0    0
MIDCAP SPDR TR                 PUT              595635953     9450 1350000     PUT  SOLE             1350000      0    0
MULTIMEDIA GAMES INC           COM              625453105     6867  677868 SH       SOLE              677868      0    0
NASDAQ 100 TR                  PUT              631100954     9750 3000000     PUT  SOLE             3000000      0    0
PETCO ANIMAL SUPPLIES          COM NEW          716016209    26772 1310413 SH       SOLE             1310413      0    0
PHILLIPS VAN HEUSEN CORP       COM              718592108    37601  985355 SH       SOLE              985355      0    0
REGAL ENTMT GROUP              CL A             758766109    25844 1271845 SH       SOLE             1271845      0    0
SANMINA SCI CORP               COM              800907107    31631 6876330 SH       SOLE             6876330      0    0
SEARS HLDGS CORP               COM              812350106    77703  500341 SH       SOLE              500341      0    0
SHIRE PLC                      SPONSORED ADR    82481R106    26987  610143 SH       SOLE              610143      0    0
SHIRE PLC                      CALL             82481R906     6792 1994700     CALL SOLE             1994700      0    0
SPDR TR                        PUT              78462F953     5700 1500000     PUT  SOLE             1500000      0    0
WALGREEN CO                    COM              931422109   136085 3034900 SH       SOLE             3034900      0    0
WENDYS INTL INC                COM              950590109   207993 3568248 SH       SOLE             3568248      0    0
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